SUBSEQUNT EVENTS (Details) (Subsequent Event [Member]) In Thousands, unless otherwise specified	1 Months Ended
	Apr. 22, 2014 Beijing Jinde Jiye Automobile Sales Service [Member] USD ($)	Apr. 22, 2014 Beijing Jinde Jiye Automobile Sales Service [Member] CNY	Apr. 22, 2014 Beijing Lentuo Tongda Co., Ltd. [Member] USD ($)	Apr. 22, 2014 Beijing Lentuo Tongda Co., Ltd. [Member] CNY
Subsequent Event [Line Items]
Percentage of ownership interests acquired	100.00%	100.00%	100.00%	100.00%
Purchase price of acquired entity	$ 22,871	138,453	$ 29,302	177,382